PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Value added tax recoverable	$6,041	$12,168
Prepayments to suppliers	4,804,130	2,014,994
Deposits	-	39,325
Loan receivables from third parties	4,020,585	-
Others	43,322	-
Total	$8,874,078	$2,066,487

Loan receivables from third parties

The amount represented interest-free loans of RMB27,280,069 to third parties that were formerly related parties of the Company. These loans are unsecured and repayable on demand.